CONSOLIDATED CONDENSED BALANCE SHEETS PARENTHETICALS (USD $)	Aug. 31, 2012	May 31, 2012	May 31, 2011
Allowance for uncollectible accounts	$ 29	$ 29	$ 29
Common Stock, par value	$ 0.10	$ 0.10	$ 0.10
Common Stock, shares authorized	20,000,000	20,000,000	20,000,000
Common Stock, shares issued	995,135	995,135	995,249
Common Stock, shares outstanding	995,135	995,135	995,249